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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 63        (File No. 2-29081)    [X]

                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                24        (File No. 811-1653)   [X]


           IDS Life Variable Annuity Fund A (Individual and Employer)
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                 IDS Tower 10, Minneapolis, Minnesota 55440-0010
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                                 (612) 671-3678
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            Mary Ellyn Minenko - IDS Tower 10, Minneapolis 55440-0010
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Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

[]  immediately upon filing pursuant to paragraph (b)
[x] on April 30, 1999 pursuant to paragraph (b)
[]  60 days after filing pursuant to paragraph (a)
[]  on (date) pursuant to paragraph (a)(1) of rule 485
[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to section 24-F of the Investment Company Act of 1940.

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Pursuant to Rule  485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 63 is to delay the effective date of Post-Effective Amendment No. 62 which was filed on or about January 28, 1999. The contents of Post-Effective Amendment No.62 are incorporated herein by reference.